UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2008

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 98.82%					$311,493,812
(Cost $300,397,125)

California 87.91%					277,082,134
ABAG Finance Auth for Nonprofit Corps,
Rev San Diego Hosp Assn Ser 2001A	6.125%	08-15-20	A-	$2,000	2,071,080
Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)	5.847	07-16-23	AAA	2,000	2,088,440
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp
Proj Ser 1997C	Zero	09-01-18	AAA	3,000	1,867,530
Antioch Public Financing Auth,
Rev Ref Reassessment Sub
Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,415,411
Bay Area Toll Auth,
Rev Ref Toll Bridge Ser 2007F	5.000	04-01-31	AA	5,000	5,147,250
Belmont Community Facilities District,
Rev Special Tax Dist No. 2000 1
Library Proj Ser 2004A	5.750	08-01-24	Aaa	1,000	1,135,010
California County Tobacco Securitization
Agency,
Rev Asset Backed Bond Fresno
County Fdg Corp	6.000	06-01-35	BBB	1,765	1,676,979
Rev Asset Backed Bond Kern County
Corp Ser 2002A	6.125	06-01-43	BBB	5,000	4,815,550
Rev Asset Backed Bond Los Angeles
County (Zero to 12-1-10 then
5.250%) (O)	Zero	06-01-21	Baa3	5,000	3,913,700
Rev Asset Backed Bond Sanislaus
Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	911,620
California Department of Water Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	A	4,000	4,405,080
Rev Pwr Supply Ser 2008H	5.000	05-01-22	AAA	5,000	5,346,750
California Educational Facilities Auth,
Rev College & Univ Proj	5.000	02-01-26	Baa3	4,525	4,151,190
Rev Ref Pooled College & Univ
Financing Ser 1993B	6.125	06-01-09	Baa2	15	15,052
Rev Ref Woodbury Univ	5.000	01-01-25	BBB-	1,800	1,673,190
Rev Ref Woodbury Univ	5.000	01-01-30	BBB-	2,000	1,793,000
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,490,865

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

California Health Facilities Financing Auth,
Rev Catholic Healthcare West
Ser 2004G	5.250%	07-01-23	A	$1,000	$1,018,710
Rev Kaiser Permanente Ser 2006A	5.250	04-01-39	A+	2,500	2,447,475
California Infrastructure & Economic
Development,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A-	1,000	1,004,150
Rev Kaiser Hosp Asst I LLC
Ser 2001A	5.550	08-01-31	A+	3,000	3,047,370
Rev Performing Arts Center	5.000	12-01-27	A	500	512,545
California Municipal Finance Auth,
Rev Ref Amern Heritage Education
Foundation Proj 2006A	5.250	06-01-26	BBB-	1,000	929,550
California Pollution Control Financing Auth,
Rev Solid Waste Disp Mgmt Inc
Proj Ser 2005C	5.125	11-01-23	BBB	2,000	1,819,820
Rev Poll Control Pacific Gas &
Electric Ser 1996A	5.350	12-01-16	AA	1,000	1,037,120
Rev Solid Waste Disposal Keller
Canyon Landfill Co Proj	6.875	11-01-27	BB-	2,000	1,999,980
California, State of,
Gen Oblig Ref Daily Kindergarten
Univ Ser 2004A-4 (P)	0.830	05-01-34	AA	100	100,000
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,057,200
Gen Oblig Unltd	5.125	11-01-24	A+	3,500	3,610,845
Gen Oblig Unltd Ref (G)(P)	7.797	03-01-16	AAA	6,255	7,117,314
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	6,011,100
Rev Economic Recovery
Ser 2004C-5 (P)	0.830	07-01-23	AA+	700	700,000
California State Public Works Board,
Rev Lease Dept of Corrections
Ser 2003C	5.500	06-01-18	A	5,000	5,383,250
Rev Ref Lease Dept of Corrections
State Prisons Ser 1993A	5.000	12-01-19	AA	5,000	5,212,900
California State University,
Rev Ref Systemwide Ser 2005C	5.000	11-01-38	AA	5,000	5,067,850
California Statewide Communities Develop Auth,
Rev Ref Sr Living Presbyterian
Homes Ser 2006A	4.875	11-15-36	BBB+	2,000	1,694,660
California Statewide Financing Auth,
Rev Tobacco Settlement Asset
Backed Bond 2002A	6.000	05-01-37	Baa3	2,500	2,372,000
Rev Tobacco Settlement Asset
Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	3,795,200
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	6.000	09-01-33	BB	750	746,055
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	5.875	09-01-23	BB	500	504,775
Rev Spec Tax Cmty Facil Dist No.
98 2 (G)	5.750	09-01-29	AA	2,470	2,629,858

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C	Zero	09-01-16	AAA	$2,145	$1,513,555
Chula Vista Industrial Development Auth,
Rev Ref Tax Alloc Bayfront
Ser 2006B (G)	5.250%	10-01-27	BB+	1,250	1,106,887
Cloverdale Community Development Agency,
Rev Tax Allocation Redev Proj (G)	5.500	09-01-38	BB+	3,000	2,629,740
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	1,770	1,840,340
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	1,230	1,243,653
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,255	1,239,325
Folsom Public Financing Auth,
Rev Ref Sub Bond Ser 2007B (G)	5.125	09-01-26	BB	1,000	877,450
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	6,615	2,420,362
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	30,000	5,349,300
Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AA	1,000	1,067,640
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A (G)	6.550	09-02-12	A+	200	200,406
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist
No. 1 (G)	6.200	09-01-32	BB	1,000	1,011,400
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	AAA	3,000	3,298,380
Rev Asset Backed Bond Ser 2005A	5.000	06-01-35	A	10,000	9,655,300
Inglewood Unified School District Facilities
Financing Auth,
Rev Ref Bond	5.250	10-15-26	AAA	5,000	5,442,800
Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)	5.700	03-01-28	BBB-	3,975	3,986,686
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	BBB	1,000	420,150
Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	1,730	1,057,757
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	707,250
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No.
2 Montecito Ranch (G)	6.125	09-01-27	BB	1,200	1,157,844
Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	BBB	2,660	2,956,803
Rev Spec Tax Cmty Facil Dist No.
6 Pike (G)	6.250	10-01-26	BB-	2,500	2,433,325
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades
Business Park Proj (G)	6.400	09-01-22	BB+	655	660,174

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997
Ser 2002E	5.500%	07-01-17	AAA	$1,500	$1,650,435
Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,546,375
Modesto, City of,
Rev Spec Tax Cmnty Facs Dist No.
04-1 2 (G)	5.100	09-01-26	BB	3,000	2,624,250
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec
Ser 1998B	Zero	08-01-22	BBB	14,200	6,714,896
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A	7.000	05-01-13	AA	100	110,948
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AA	2,045	2,048,354
Orange, County of,
Rev Spec Assessment Imp Bond Act
1915 Ltd Oblig (G)	5.750	09-02-33	BB	1,570	1,511,219
Rev Spec Tax Cmty Facil Dist No.
1 Ladera Ranch Ser 2000A (G)	6.250	08-15-30	AA	1,000	1,009,060
Oxnard, City of,
Rev Special Tax District No. 3 -
Seabridge (G)	5.000	09-01-35	BB	1,500	1,227,360
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B	Zero	09-01-25	AAA	4,735	2,012,896
Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj	6.250	01-01-18	AA+	920	1,048,772
Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1
Pkwy Business Ctr (G)	6.750	08-15-15	BB	1,000	1,023,610
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil
Dist No. 1 (G)	6.700	09-01-30	BB	1,000	1,014,890
Ripon Redevelopment Agency,
Rev Ref Community Redevelopment
Proj	4.750	11-01-36	AA	1,700	1,625,880
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs
Riverside County Ser 1993A	6.500	06-01-12	A+	1,000	1,090,550
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	AA	4,975	5,253,302
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj
Ser 1992B	6.875	08-01-24	AAA	350	443,576
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-17	AAA	8,750	9,521,225

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

San Bruno Park School District,
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-21	BBB	$1,015	$522,918
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-23	BBB	1,080	493,517
San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (P) (X)	9.454%	04-22-09	BBB-	400	425,128
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-17	BB	1,600	937,616
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-18	BB	1,700	927,537
Rev Ref Tax Alloc City Heights
Proj Ser 1999A (G)	5.800	09-01-28	BB	1,395	1,315,652
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	1,000	993,880
San Diego Unified School District,
Gen Oblig Unltd Cap Apprec
Ser 1999A	Zero	07-01-21	BBB	2,500	1,316,700
Gen Oblig Unltd Election of 1998
Ser 2000B	5.000	07-01-25	AA	2,450	2,570,638
San Francisco City & County Redevelopment
Agency,
Rev Cmty Facil Dist No. 6 Mission
Ser 2001A (G)	6.000	08-01-25	BB	2,500	2,489,150
Rev Spec Tax Cmnty Facil Dist No.
6 Ser 2005A (G)	5.150	08-01-35	BB	1,250	1,066,888
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A	5.000	10-01-13	A	2,145	2,275,030
San Joaquin, County of,
Cert of Part Ref County Admin
Building	5.000	11-15-29	AA	2,965	3,016,354
San Joaquin Hills Transportation Corridor
Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A	5.750	01-15-21	BB-	5,000	4,804,550
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,119,000
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,518,060
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)	6.000	08-01-31	AA	1,305	1,384,814
San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AA	1,815	1,942,014
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AA	1,790	2,121,240
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-24	AA	10,000	11,672,100
Rev Ref Mainplace Proj Ser 1998D
(G)	5.600	09-01-19	BBB-	1,000	995,620

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Santa Clara,County of,
General Obligation Unltd	5.250%	09-01-24	AAA	$2,500	$2,784,850
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil
Projs Ser 2000B	5.500	05-15-17	AAA	6,000	6,328,440
Santa Fe Springs Community Development
Commission,
Rev Tax Alloc Cap Apprec Cons
Redev Proj Ser 2006A	Zero	09-01-20	AA	1,275	702,270
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No.
99 1 (G)	6.000	09-01-30	AA	500	569,840
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area
No. 1 (G)	6.375	09-01-30	BB	1,495	1,496,047
Southern California Public Power Auth,
Rev Natural Gas Proj No. 1
Ser 2007A	5.250	11-01-26	AA-	1,000	1,018,940
Rev Ref Southern Transm Proj	Zero	07-01-13	A	4,400	3,702,952
Tobacco Securitization Auth of Northern
California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,078,160
Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr
Ser 2001A	5.500	06-01-31	A+	2,000	2,011,400
Turlock Health Facilities,
Rev Emanuel Med Ctr Ser 2007B	5.125	10-15-37	BBB+	2,500	2,162,550
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No.
97 1	6.375	09-01-35	AAA	1,000	1,031,240
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part	5.000	07-01-19	BBB	2,500	2,527,800
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj	6.000	09-01-22	AA	3,000	3,267,690

Puerto Rico 10.91%					34,411,678
Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P) (X)	7.470	07-01-11	AAA	7,500	8,628,450
Rev Sr Lien Ser 2008A (Zero to
7-1-11 then 6.125%)	Zero	07-01-24	BBB-	1,750	1,533,700
Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB-	6,000	6,611,940
Rev Hosp de la Concepcion
Ser 2000A	6.500	11-15-20	Aa1	500	535,825
Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AA	3,250	3,650,757
Rev Ref Ser 1998A	5.000	07-01-38	AAA	4,810	4,870,654
Rev Ref Ser 1998A	5.000	07-01-38	AAA	190	190,477

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2008 (unaudited)

Puerto Rico Ind'l, Tourist, Ed'l, Med &
Environmental Control Facilities Financing Auth,
Gen Oblig Unltd Ser 975 (P)	8.140%	07-01-18	Aaa	$5,000	$5,756,050
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	Aaa	2,500	2,633,825

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 0.02%			$56,000

(Cost $56,000)

Joint Repurchase Agreement 0.02%			56,000
Joint Repurchase Agreement with Barclays Bank Plc
dated 5-30-08 at 2.150% to be repurchased
at $56,010 on 6-2-08, collateralized by $48,389
U.S. Treasury Inflation Indexed Bond, 2.375%
due 1-15-25 (valued at $57,120, including
interest)	2.150%	$56	56,000

Total investments (Cost $300,453,125)† 98.84%			$311,549,812

Other assets and liabilities, net 1.16%			$3,645,112

Total net assets 100.00%			$315,194,924

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
California Tax-Free Income Fund
Notes to Schedule of Investments
May 31, 2008 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(X) Inversefloaterbondpurchasedonsecondarymarket.

† The cost of investments owned on May 31, 2008, including short-term investments, was $299,115,703. Gross unrealized appreciation and depreciation of investments aggregated $17,388,291 and $4,954,182, respectively, resulting in net unrealized appreciation of $12,434,109.

Notes to Schedule of Investments - Page 8

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time.
Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Notes to Schedule of Investments - Page 9

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q3 5/08
7/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 21, 2008